FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Net exposure of assets and liabilities in foreign currency (Details) - Currency Risk - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Time horizon for sales in the futures market	18 months
USD
Net exposure of assets and liabilities in foreign currency
Financial assets	R$ 8,930,200	R$ 13,994,993
Financial liabilities	(65,945,089)	(58,149,396)
Net liability exposure	(57,014,889)	(44,154,403)
USD | Trade accounts payable
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(492,617)	(1,085,207)
USD | Loans and financing
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(58,145,087)	(45,460,138)
USD | Liabilities for asset acquisition and subsidiaries
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(313,022)	(288,172)
USD | Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(6,994,363)	(11,315,879)
USD | Cash and cash equivalents
Net exposure of assets and liabilities in foreign currency
Financial assets	6,370,201	2,527,834
USD | Trade accounts receivable
Net exposure of assets and liabilities in foreign currency
Financial assets	1,938,614	2,027,018
USD | Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial assets	R$ 621,385	R$ 9,440,141